Income Taxes - Reconciliation of expected tax expense (Details) - EUR (€) € in Thousands	1 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Taxes
Profit (Loss) before income tax		€ (253,390)	€ (410,327)	€ (188,381)
Income tax rate		27.55%	27.55%	27.55%	27.55%
Expected income taxes on this		€ 69,809	€ 113,045	€ 51,899
Effects deriving from differences to the expected tax rate		9	40	54
Taxes for prior years		495	(143)
Other non-deductible expenses and taxes		(59)	(66)	(238)
Changes in the realization of deferred tax assets		(76,356)	(67,465)	(22,371)
Other		6,428	(46,120)	(29,390)
Income tax benefits / (expense)		€ 326	€ (709)	€ (46)
Effective tax rate in %		0.10%	(0.20%)	0.00%
Equity settled share-based payments		€ 27,380	€ 53,350	€ 71,990
Equity settled share-based payments		22,817
Reconciliation effect of share-based payments		6,286
Fair value adjustments of Reorganization Warrants and RDO & 2022 PIPE Warrants		29,689
Reconciliation effect of fair value adjustments of warrants		8,179	3,590
Transaction costs deducted from equity		7,402
Reconciliation effect of transaction costs deducted from equity		2,039
Non-cash share listing expense			111,109
Income tax reconciliation effect of non-cash share listing expense			30,610
Other share-based payments			40,321
Income tax reconciliation effect of other share-based payments			11,108
Conversion	€ 34,084	€ (562)	96,193	€ 102,207
Azul
Income Taxes
Fair value adjustments of Reorganization Warrants and RDO & 2022 PIPE Warrants			13,030
Conversion			6,351
Income tax reconciliation effect of embedded derivative of the convertible loans			1,750
Qell Acquisition Corp
Income Taxes
Fair value adjustments of Reorganization Warrants and RDO & 2022 PIPE Warrants			4,454
Reconciliation effect of fair value adjustments of warrants			€ 1,227